Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2019	2018	2019	2018

Benefit obligation at January 1	22 179	23 210	1 073	1 115

Benefit obligations related to discontinued operations [1]	– 662		– 385

Current service cost	336	378	13	34

Interest cost	330	321	29	39

Past service costs and settlements	– 168	– 1

Administrative expenses	24	26

Remeasurement losses/(gains) arising from changes in financial assumptions	1 791	– 567	76	– 31

Remeasurement (gains)/losses arising from changes in demographic assumptions	– 193	5	– 9	1

Experience-related remeasurement losses/(gains)	184	264	– 22	– 32

Currency translation effects	283	– 374		– 7

Benefit payments	– 1 256	– 1 263	– 30	– 46

Contributions of associates	169	169

Effect of acquisitions, divestments or transfers	49	11	1

Benefit obligation at December 31	23 066	22 179	746	1 073

Fair value of plan assets at January 1	18 838	20 275	119	162

Plan assets related to discontinued operations [1]	– 424		– 40

Interest income	257	249	3	5

Return on plan assets excluding interest income	1 656	– 805	10	– 8

Currency translation effects	304	– 310

Novartis Group contributions	420	520	74	6

Contributions of associates	169	169

Settlements	– 193	– 3

Benefit payments	– 1 256	– 1 263	– 30	– 46

Effect of acquisitions, divestments or transfers	39	6	– 2

Fair value of plan assets at December 31	19 810	18 838	134	119

Funded status	– 3 256	– 3 341	– 612	– 954

Limitation on recognition of fund surplus at January 1	– 68	– 89

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	7	25

Interest income on limitation of fund surplus	– 4	– 4

Limitation on recognition of fund surplus at December 31	– 65	– 68

Net liability in the balance sheet at December 31	– 3 321	– 3 409	– 612	– 954

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2019	2018	2019	2018

Net liability at January 1	– 3 409	– 3 024	– 954	– 953

Less: net liability related to discontinued operations [1]	238		345

Current service cost	– 336	– 378	– 13	– 34

Net interest expense	– 77	– 76	– 26	– 34

Administrative expenses	– 24	– 26

Past service costs and settlements	– 25	– 2

Remeasurements	– 126	– 507	– 35	54

Currency translation effects	21	64		7

Novartis Group contributions	420	520	74	6

Effect of acquisitions, divestments or transfers	– 10	– 5	– 3

Change in limitation on recognition of fund surplus	7	25

Net liability at December 31	– 3 321	– 3 409	– 612	– 954

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	148	137

Accrued benefit liability	– 3 469	– 3 546	– 612	– 954

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2019	2018	2017	2019	2018	2017

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.0%	1.6%	1.5%	3.6%	4.4%	3.7%

Expected rate of pension increase	0.3%	0.4%	0.5%

Expected rate of salary increase	2.8%	2.8%	2.8%

Interest on savings account	0.3%	0.8%	0.6%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2019 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 787

25 basis point decrease in discount rate	837

One-year increase in life expectancy	848

25 basis point increase in rate of pension increase	546

25 basis point decrease in rate of pension increase	– 135

25 basis point increase of interest on savings account	62

25 basis point decrease of interest on savings account	– 60

25 basis point increase in rate of salary increase	54

25 basis point decrease in rate of salary increase	– 55

The healthcare cost trend rate assumptions used for other post-employment benefits
	2019	2018	2017

Healthcare cost trend rate assumed for next year	6.5%	7.0%	6.5%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2028	2028	2025

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2019	2018

Equity securities	15	40	27	28

Debt securities	20	60	36	35

Real estate	5	20	17	17

Alternative investments	0	20	15	16

Cash and other investments	0	15	5	4

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2019	December 31, 2018

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	11.0

Market value (in USD billions)	0.2	0.9

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2020 (estimated)	410	46

Expected future benefit payments

2020	1 201	46

2021	1 116	47

2022	1 106	48

2023	1 096	48

2024	1 087	48

2025–2029	5 270	231

Defined contribution plans
(USD millions)	2019	2018	2017

Contributions for defined contribution plans continuing operations	422	443	307

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2019				2018

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	15 106	3 552	4 408	23 066	14 263	3 348	4 568	22 179

Thereof unfunded		670	466	1 136		649	491	1 140

By type of member

Active	6 167	630	1 400	8 197	5 618	653	1 616	7 887

Deferred pensioners		1 205	1 517	2 722		1 131	1 531	2 662

Pensioners	8 939	1 717	1 491	12 147	8 645	1 564	1 421	11 630

Fair value of plan assets at December 31	14 457	2 311	3 042	19 810	13 470	2 160	3 208	18 838

Funded status	– 649	– 1 241	– 1 366	– 3 256	– 793	– 1 188	– 1 360	– 3 341

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2019			2018

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	658	88	746	1 001	72	1 073

Thereof unfunded	524	88	612	882	72	954

By type of member

Active	121	36	157	270	25	295

Deferred pensioners	15	0	15	18	0	18

Pensioners	522	52	574	713	47	760

Fair value of plan assets at December 31	134	0	134	119	0	119

Funded status	– 524	– 88	– 612	– 882	– 72	– 954